Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2012	Apr. 30, 2012
Accumulated depreciation of Property, plant and equipments	$ 301,136	$ 300,234
Accumulated amortization of deferred loan fee	$ 321,477	$ 272,646
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstandng	0	0
Preferred stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	2,250,000,000	2,250,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares issued	14,078,947	14,078,947
Common stock, shares outstanding	14,078,947	14,078,947
Preferred B Shares [Member]
Preferred stock, shares authorized	29,500	29,500
Preferred stock, shares issued	17,599	17,599
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred shares, stated value per share	$ 100	$ 100